Jul. 06, 2021
First Trust Institutional Preferred Securities and Income ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Average Annual Total Returns for the Periods Ended December 31, 2020” table is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ending December 31, 2020

	1 year	Since Inception	Inception Date
Return Before Taxes	6.68%	5.80%	8/22/2017
Return After Taxes on Distributions	4.43%	3.57%
Return After Taxes on Distributions and Sale of Shares	3.84%	3.43%
ICE BofA US Investment Grade Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes)	8.22%	6.59%
Blended Index(1), (2) (reflects no deduction for fees, expenses or taxes)	7.68%	6.81%

(1) On July 6, 2021, the Fund’s benchmark changed from the ICE BofA US Investment Grade Institutional Capital Securities Index to the Blended Index, because the Advisor believes that the Blended Index better reflects the investment strategies of the Fund.

(2) The Blended Index consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment within the institutional market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the three indices are rebalanced to a 45/40/15 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Please Keep this Supplement with Your Fund Prospectus for Future Reference